Financial instruments - Currency risks (Details)	12 Months Ended
	Dec. 31, 2021 € / $	Dec. 31, 2021 € / $ € / £	Dec. 31, 2020 € / $	Dec. 31, 2020 € / £ € / $	Dec. 31, 2021 € / £	Dec. 31, 2020 € / £
Financial instruments
Average currency rates	0.8455	1.1633	0.8755	1.1240
Currency rates	0.8829	0.8829	0.8149	0.8149	1.1901	1.1123